BORROWINGS - Long-term future principal repayments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
BORROWINGS
2023	¥ 3,862,228
2024	2,875,790
2025	5,085,899
2026	2,110,558
2027	625,033
Thereafter	565,743
Total	¥ 15,125,251